Stock-Based Compensation (Narrative) (Details) (JPY ¥)	12 Months Ended
	Mar. 31, 2012 Y M	Mar. 31, 2011
Stock-Based Compensation [Abstract]
Number of shares to be issued or transferred on exercise of each stock acquisition right	100
Contractual term of the stock acquisition rights	30Y
Exercise price per share	¥ 1
Weighted average grant date fair value of Stock Acquisition Right	¥ 33,700	¥ 36,600
Compensation cost related to the Stock Acquisition Right	2,771,000,000	2,839,000,000
Tax benefit for compensation cost for share-based payment arrangements	1,127,000,000	1,155,000,000
Total unrecognized compensation cost	547,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	3
Cash received from exercise of the Stock Acquisition Right	4,000,000
Actual tax benefit realized	¥ 821,000,000
Terms which the awards become fully vested from the grant date under UNBC's Stock Bonus Plan, in years	3